Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues:
Premiums	$ 5,705		$ 5,854		$ 6,019
Net investment income	3,380		3,266		3,033
Net investment gains (losses)	(220)		(143)		(1,041)
Insurance and investment product fees and other	1,503		1,112		1,058
Total revenues	10,368		10,089		9,069
Benefits and expenses:
Benefits and other changes in policy reserves	5,941		6,001		5,866
Interest credited	794		841		984
Acquisition and operating expenses, net of deferrals	2,294		2,217		2,115
Amortization of deferred acquisition costs and intangibles	598		626		569
Goodwill impairment	29
Interest expense	506		457		393
Total benefits and expenses	10,162		10,142		9,927
Income (loss) before income taxes	206		(53)		(858)
Provision (benefit) for income taxes	18		(248)		(415)
Net income (loss)	188		195		(443)
Less: net income attributable to noncontrolling interests	139		143		61
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	49		52		(504)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders per common share:
Basic	$ 0.10	[1]	$ 0.11	[1]	$ (1.12)	[1]
Diluted	$ 0.10	[1]	$ 0.11	[1]	$ (1.12)	[1]
Weighted-average common shares outstanding:
Basic	490.6		489.3		451.1
Diluted	493.5	[2]	493.9	[2]	451.1	[2]
Supplemental disclosures:
Total other-than-temporary impairments	(118)		(122)		(1,499)
Portion of other-than-temporary impairments included in other comprehensive income (loss)	(14)		(86)		441
Net other-than-temporary impairments	(132)		(208)		(1,058)
Other investments gains (losses)	(88)		65		17
Total net investment gains (losses)	$ (220)		$ (143)		$ (1,041)

[1]	May not total due to whole number calculation.
[2]	Under applicable accounting guidance, companies in a loss position are required to use basic weighted-average common shares outstanding in the calculation of diluted loss per share. Therefore, as a result of our net loss for the year ended December 31, 2009, we were required to use basic weighted-average common shares outstanding in the calculation of the 2009 diluted loss per share, as the inclusion of shares for stock options, restricted stock units ("RSUs") and stock appreciation rights ("SARs") of 1.9 million would have been antidilutive to the calculation. If we had not incurred a net loss in 2009, dilutive potential common shares would have been 453.0 million.